PREPAID EXPENSES AND DEPOSITS (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
PREPAID EXPENSES AND DEPOSITS
Prepaid expenses	$ 1,296,217	$ 1,218,184
Mineral license deposits	222,940	227,527
Prepaid expenses and deposits, end of year	$ 1,519,157	$ 1,445,711